CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Convertible preferred stock, par value	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	57,501,624	57,501,604
Convertible preferred stock, shares issued	40,016,147	40,016,127
Convertible preferred stock, shares outstanding	40,016,147	40,016,127
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	157,836,540	157,836,540
Common stock, shares issued	81,119,014	81,119,014
Common stock, shares outstanding	81,119,014	81,119,014
Series A Convertible Preferred Stock
Convertible preferred stock, shares issued	12,618,279	12,618,279
Convertible preferred stock, shares outstanding	12,618,279	12,618,279
Series B Convertible Preferred Stock
Convertible preferred stock, shares issued	13,801,318	13,801,318
Convertible preferred stock, shares outstanding	13,801,318	13,801,318
Series C-1 Convertible Preferred Stock
Convertible preferred stock, shares issued	8,558,686	8,558,686
Convertible preferred stock, shares outstanding	8,558,686	8,558,686
Series C Convertible Preferred Stock
Convertible preferred stock, shares issued	5,037,784	5,037,784
Convertible preferred stock, shares outstanding	5,037,784	5,037,784
Series D Convertible Preferred Stock
Convertible preferred stock, shares issued	80	60
Convertible preferred stock, shares outstanding	80	60